Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000212937 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000212937 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212937 [Member] | Oshkosh [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212937 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000212937 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000212937 [Member] | Vulcan Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212937 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000212937 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212937 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212937 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000212937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[1]
C000212937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[1]
C000212937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[1]
C000212937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[1]
C000212937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[1]
C000212937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%	[1]
C000212937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
C000212937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[1]
C000212937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[1]
C000212937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%	[1]
C000212937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[1]
C000212938 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000212938 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212938 [Member] | Oshkosh [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212938 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000212938 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000212938 [Member] | Vulcan Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212938 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000212938 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212938 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212938 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000212938 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[2]
C000212938 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[2]
C000212938 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[2]
C000212938 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[2]
C000212938 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
C000212938 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%	[2]
C000212938 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[2]
C000212938 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[2]
C000212938 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[2]
C000212938 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%	[2]
C000212938 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[2]
C000240404 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000240404 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000240404 [Member] | Oshkosh [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240404 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000240404 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000240404 [Member] | Vulcan Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240404 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000240404 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000240404 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000240404 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000240404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[3]
C000240404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[3]
C000240404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[3]
C000240404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[3]
C000240404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[3]
C000240404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%	[3]
C000240404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[3]
C000240404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[3]
C000240404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[3]
C000240404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%	[3]
C000240404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[3]
C000240403 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000240403 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000240403 [Member] | Oshkosh [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240403 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000240403 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000240403 [Member] | Vulcan Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240403 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000240403 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000240403 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000240403 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000240403 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[4]
C000240403 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[4]
C000240403 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[4]
C000240403 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[4]
C000240403 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[4]
C000240403 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%	[4]
C000240403 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[4]
C000240403 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[4]
C000240403 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[4]
C000240403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%	[4]
C000240403 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[4]
C000212936 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000212936 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212936 [Member] | Oshkosh [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212936 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000212936 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000212936 [Member] | Vulcan Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212936 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000212936 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212936 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212936 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000212936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%	[5]
C000212936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[5]
C000212936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[5]
C000212936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[5]
C000212936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[5]
C000212936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%	[5]
C000212936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[5]
C000212936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[5]
C000212936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[5]
C000212936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%	[5]
C000212936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[5]
C000212968 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000212968 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000212968 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000212968 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000212968 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000212968 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000212968 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000212968 [Member] | Popular [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000212968 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000212968 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000212968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%	[6]
C000212968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%	[6]
C000212968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[6]
C000212968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[6]
C000212968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[6]
C000212968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[6]
C000212968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%	[6]
C000212968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.66%	[6]
C000212968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[6]
C000212967 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000212967 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000212967 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000212967 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000212967 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000212967 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000212967 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000212967 [Member] | Popular [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000212967 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000212967 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000212967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%	[7]
C000212967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%	[7]
C000212967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[7]
C000212967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[7]
C000212967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[7]
C000212967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[7]
C000212967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%	[7]
C000212967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.66%	[7]
C000212967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[7]
C000212969 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000212969 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000212969 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000212969 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000212969 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000212969 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000212969 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000212969 [Member] | Popular [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000212969 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000212969 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000212969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%	[8]
C000212969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%	[8]
C000212969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[8]
C000212969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[8]
C000212969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[8]
C000212969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[8]
C000212969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%	[8]
C000212969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.66%	[8]
C000212969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[8]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.